SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF SEGMENTED INFORMATION

December 31, 2025	Drones	Corporate	Total
Sales of goods	$6,869,815	$-	$6,869,815
Provision of services	861,348	-	861,348
Total revenue	$7,731,163	$-	$7,731,163
Segment loss	$9,116,654	$14,748,492	$23,865,146
Finance and other costs	1,081,863	7,102	1,088,965
Depreciation	329,144	8,347	337,491
Amortization	9,028	-	9,028
Change in fair value of derivative liability	-	(2,648,288)	(2,648,288)
Loss (recovery) on write-off of notes receivable	-	69,646	69,646
Loss on write down of inventory	259,091	-	259,091
Net loss for the year	$10,795,780	$12,185,299	$22,981,079

December 31, 2024	Drones	Corporate	Total
Sales of goods	$5,368,476	$-	$5,368,476
Provision of services	1,192,579	-	1,192,579
Total revenue	$6,561,055	$-	$6,561,055
Segment loss	$5,954,785	$4,728,628	$10,683,413
Finance and other costs	107,225	-	107,225
Depreciation	551,117	14,689	565,806
Amortization	11,285	-	11,285
Change in fair value of derivative liability	-	1,842,618	1,842,618
Loss on write-off of notes receivable	-	40,020	40,020
Loss on write down of inventory	627,106	-	627,106
Net loss for the year	$7,251,518	$6,625,955	$13,877,473

SCHEDULE OF GEOGRAPHIC REVENUE

Geographic segmentation is as follows:	For the years ended December 31,
	2025	2024
Non-current assets
Canada	$980,758	$1,117,513
United States	548,473	-
	$1,529,231	$1,117,513
Revenue
Canada	$7,709,945	$6,523,341
United States	21,218	37,714
	$7,731,163	$6,561,055